Allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Allowance For Doubtful Accounts [Abstract]
Beginning balance	¥ 135,635,759		¥ 124,490,642	¥ 63,211,728
Provisions for doubtful accounts	9,400,000	$ 1,475,065	11,145,117	61,278,914
Ending balance	¥ 145,035,759		¥ 135,635,759	¥ 124,490,642